Construction in Progress	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Construction In Progress [Abstract]
Construction in Progress
3. Construction in Progress
Construction in Progress consisted of the following.

	September 30,	June 30,
	2022	2022
	(in thousands)
Engineering services	$8,919	$8,656
Equipment	19,010	13,548
Construction	1,849	—
Injection and recovery wells	3,516	3,421

Total construction in progress	$33,294	$25,625

3. Construction in Progress
Construction work in progress represents the equipment which has been acquired and is not in use and prepayments for design, engineering, and construction services in relation to the development of Fort Cady.

Construction in Progress consisted of the following at June 30.

	2022	2021
	(in thousands)
Engineering services	$9,073	$3,825
Equipment	13,131	8,940
Injection and recovery wells	3,421	—

	$25,625	$12,765